UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                     May 26, 2007 to June 25, 2007

        Commission File Number of issuing entity:  333-134461-06

            Novastar Mortgage Funding Trust, Series 2007-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134461

                   Novastar Mortgage Funding Corporation
         (Exact name of depositor as specified in its Charter)

                  Novastar Mortgage Funding Inc.
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             48-1195807
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                                92705
                              (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (816) 237-7000
                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1A             [ ]             [ ]             [X]        Not Applicable
Class A-2A1            [ ]             [ ]             [X]        Not Applicable
Class A-2A2            [ ]             [ ]             [X]        Not Applicable
Class A-2B             [ ]             [ ]             [X]        Not Applicable
Class A-2C             [ ]             [ ]             [X]        Not Applicable
Class A-2D             [ ]             [ ]             [X]        Not Applicable
Class M-1              [ ]             [ ]             [X]        Not Applicable
Class M-2              [ ]             [ ]             [X]        Not Applicable
Class M-3              [ ]             [ ]             [X]        Not Applicable
Class M-4              [ ]             [ ]             [X]        Not Applicable
Class M-5              [ ]             [ ]             [X]        Not Applicable
Class M-6              [ ]             [ ]             [X]        Not Applicable
Class M-7              [ ]             [ ]             [X]        Not Applicable
Class M-8              [ ]             [ ]             [X]        Not Applicable
Class M-9              [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On June 25, 2007 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2007-1, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2007-1

         The distribution report is attached Exhibit 99.1 to this Form 10-D.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.

            As previously disclosed, since April 2004, a number of substantially similar securities class action lawsuits have been filed and consolidated into a single action in the United States District Court for the Western District of Missouri.
            The consolidated complaint generally alleges that NovaStar Financial, Inc. (the "NFI") made public statements that were misleading for failing to disclose certain regulatory and licensing matters. In the wake of the securities class action, NFI has also been named as a nominal defendant in several derivative actions brought against certain of its officers and directors in Missouri and Maryland. The complaints in these actions generally claim that the defendants are liable to NFI for failing to monitor corporate affairs so as to ensure compliance with applicable state licensing and regulatory requirements. The parties have reached a settlement of the derivative actions under which NFI agrees to adopt certain corporate governance measures and NFI's insurance carrier will pay attorney's fees to plaintiffs' counsel. The settlement agreement, which has not yet been finalized, will be subject to court approval after notice of the settlement terms is provided to shareholders.

            Since February 2007, a number of substantially similar putative class actions have been filed in the United States District Court for the Western District of Missouri. The complaints name NFI and three of its executive officers as defendants and generally allege, among other things, that the defendants made materially false and misleading statements regarding NFI's business and financial results. The plaintiffs purport to have brought the actions on behalf of all persons who purchased or otherwise acquired NFI's common stock during the period May 4, 2006 through February 20, 2007. NFI believes that these claims are without merit and will vigorously defend against them.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D:

            Monthly Statement to Noteholders on June 25, 2007 is
            Filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                       NovaStar Mortgage Funding Corporation
                                       (Depositor)

                                            /s/ Matt Kaltenrieder
                                           Name: Matt Kaltenrieder
                                           Title:  Vice President

     Date:  July 10, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders.